Share capital - Schedule of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	301,805,677
Beginning balance	$ (412,771)	$ (932,493)
Capital contribution (in shares)	7,941,600
Convertible debt settled with shares (in shares)	1,295,507
Ending Balance (in shares)	311,601,154
Ending balance	$ (173,328)	(605,922)
RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)	558,370
Share capital
Issue of Shares Capital [Roll Forward]
Beginning balance	$ 2,826	2,279
Capital contribution	79
Convertible debt settled with shares	13
Ending balance	2,924	2,602
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	6
Share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,007,058	1,229,690
Capital contribution	78,210
Convertible debt settled with shares	14,820
Ending balance	2,102,896	$ 1,716,605
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	2,808
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,009,884
Capital contribution	78,289
Convertible debt settled with shares	14,833
Ending balance	2,105,820
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	$ 2,814